INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of inventory

At March 31, 2018 and December 31, 2017, inventory consisted of the following:

	March 31, 2018	December 31, 2017
Raw material	$10,111	$2,667
	10,111	2,667
Less: reserve for obsolete inventory	—	—
	$10,111	$2,667
At December 31, 2017 and 2016, inventory consisted of the following:
	December 31, 2017	December 31, 2016
Raw material	$2,667	$—
	2,667	—
Less: reserve for obsolete inventory	—	—
	$2,667	$—